UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for Calendar Year or Quarter ended: December 31 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           North Point Portfolio Managers Corporation
Address:        5910 Landerbrook Drive
                Suite 160
                Mayfield Heights, OH  44124

13F file number:   28-06059

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it,that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:
Name:   Diane M. Stack
Title:  Executive Vice President/Treasurer
Phone:  440-720-1105
Signature, Place and Date of Signing:

   Diane M. Stack Mayfield Heights Ohio  February 8 2007

Report Type (Check only one.);
[x]        13F HOLDING REPORT.
[ ]        13F NOTICE.
[ ]        13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    49

Form 13F Information Table Value Total:    $215,125



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100     4935 101310.00SH       SOLE                101310.00
ACCENTURE LTD.                 COM              G1150G111     4902 132735.00SH       SOLE                132735.00
AEROFLEX INC.                  COM              007768104     3570 304590.00SH       SOLE                304590.00
ALCOA INC.                     COM              013817101     4034 134435.00SH       SOLE                134435.00
ALTRIA GROUP COS.              COM              02209S103      205  2387.00 SH       SOLE                  2387.00
AMERICAN EXPRESS COMPANY       COM              025816109     5387 88795.00 SH       SOLE                 88795.00
AMERICAN INTL GROUP            COM              026874107     6584 91874.00 SH       SOLE                 91874.00
ANSYS, INC.                    COM              03662Q105     2900 66674.00 SH       SOLE                 66674.00
APACHE CORP.                   COM              037411105     5174 77795.00 SH       SOLE                 77795.00
APPLIED MATERIALS, INC.        COM              038222105     4897 265420.00SH       SOLE                265420.00
BB&T CORP.                     COM              054937107     5506 125325.00SH       SOLE                125325.00
CHEESECAKE FACTORY             COM              163072101     3239 131671.00SH       SOLE                131671.00
CINTAS CORP.                   COM              172908105     3981 100248.00SH       SOLE                100248.00
CISCO SYSTEMS                  COM              17275R102     6034 220780.00SH       SOLE                220780.00
DANAHER CORP.                  COM              235851102     7350 101465.00SH       SOLE                101465.00
DOVER CORP.                    COM              260003108     5666 115585.00SH       SOLE                115585.00
EGL, INC.                      COM              268484102     5027 168797.00SH       SOLE                168797.00
EXPEDITORS INTL                COM              302130109     6198 153047.00SH       SOLE                153047.00
EXXON MOBIL CORPORATION        COM              30231G102    10464 136552.00SH       SOLE                136552.00
GARMIN LTD.                    COM              G37260109     6874 123505.00SH       SOLE                123505.00
GENERAL ELECTRIC               COM              369604103      603 16200.00 SH       SOLE                 16200.00
GOLDMAN SACHS GROUP INC.       COM              38141G104     8668 43481.00 SH       SOLE                 43481.00
HARTFORD FINANCIAL SERVICES GR COM              416515104     4508 48311.00 SH       SOLE                 48311.00
HENRY (JACK) & ASSOC, INC.     COM              426281101     5504 257185.00SH       SOLE                257185.00
HOME DEPOT                     COM              437076102     4341 108105.00SH       SOLE                108105.00
IBM                            COM              459200101      253  2609.00 SH       SOLE                  2609.00
ILLINOIS TOOL WORKS            COM              452308109     5165 111830.00SH       SOLE                111830.00
INTEL CORP.                    COM              458140100     4294 212064.00SH       SOLE                212064.00
JOHNSON & JOHNSON              COM              478160104     5240 79377.00 SH       SOLE                 79377.00
KEYCORP                        COM              493267108      590 15514.00 SH       SOLE                 15514.00
MICROSOFT CORP.                COM              594918104     4465 149542.00SH       SOLE                149542.00
PARKER HANNIFIN                COM              701094104      206  2678.00 SH       SOLE                  2678.00
PEPSICO, INC.                  COM              713448108     6398 102281.00SH       SOLE                102281.00
PFIZER                         COM              717081103      270 10430.00 SH       SOLE                 10430.00
PROCTER & GAMBLE               COM              742718109     5863 91218.00 SH       SOLE                 91218.00
SCHERING-PLOUGH                COM              806605101     4208 177995.00SH       SOLE                177995.00
SCHWAB (CHARLES) CORP.         COM              808513105     5772 298445.00SH       SOLE                298445.00
SOVEREIGN BANCORP              COM              845905108     6942 273418.00SH       SOLE                273418.00
ST JUDE MEDICAL                COM              790849103     4401 120370.00SH       SOLE                120370.00
SYMBOL TECHNOLOGIES            COM              871508107      673 45075.00 SH       SOLE                 45075.00
TIDEWATER INC.                 COM              886423102     4528 93627.00 SH       SOLE                 93627.00
VALSPAR CORP.                  COM              920355104     5645 204232.00SH       SOLE                204232.00
VARIAN MEDICAL SYSTEMS, INC.   COM              92220p105     4463 93815.00 SH       SOLE                 93815.00
WALGREEN                       COM              931422109      215  4686.00 SH       SOLE                  4686.00
WATSON PHARMACEUTICALS         COM              942683103     3657 140483.00SH       SOLE                140483.00
WELLS FARGO COMPANY            COM              949746101     5727 161049.00SH       SOLE                161049.00
WM. WRIGLEY JR. COMPANY        COM              982526105     4706 90995.00 SH       SOLE                 90995.00
ZIMMER HOLDINGS                COM              98956p102     4728 60316.00 SH       SOLE                 60316.00
FRANKLIN U.S. GOVERNMENT FUND                   353496607      166 25757.206SH       SOLE                25757.206